CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark [Member] | Two Major Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	88.00%	85.00%	82.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%		85.00%	67.00%